Equity Method Investment, Net - Schedule of Effective Interests to the Equity Method Investees (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Name of the limited partnerships
Capital Investments		¥ 21,290				¥ 33,154
Return of capital				¥ (45,553)		(19,547)
Gefei Chengyun [Member]
Name of the limited partnerships
Effective interests to the equity method investees		20.00%		20.00%
Ningbo Meishan Jiushen Investment Limited Partnership (“Jiushen”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		12.00%		12.00%
Jiuchuan [Member]
Name of the limited partnerships
Effective interests to the equity method investees		10.00%		10.00%
Yiwu Longshu Tianye Investment Management Limited Partnership (“Longshu Tianye”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		26.00%		26.00%	[1]
Yunde [Member]
Name of the limited partnerships
Effective interests to the equity method investees		20.00%		20.00%
Deyan [Member]
Name of the limited partnerships
Effective interests to the equity method investees		20.00%		20.00%
Capital Investments
Return of capital				¥ (200)
Ningbo Meishan Detong Investment Limited Partnership (“Detong”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		40.00%		40.00%
Ningbo Meishan Derong Investment Limited Partnership (“Derong”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		37.00%		37.00%
Jiushi [Member]
Name of the limited partnerships
Effective interests to the equity method investees		40.00%		40.00%
Capital Investments
Return of capital				¥ (32,650)
Ningbo Meishan Qixing Management Limited Partnership (“Qixing”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees	[1]			15.70%
Jiaxinda [Member]
Name of the limited partnerships
Effective interests to the equity method investees		10.00%		10.00%
Fangjin [Member]
Name of the limited partnerships
Effective interests to the equity method investees					[1]
Capital Investments
Return of capital						(234)
Muju [Member]
Name of the limited partnerships
Effective interests to the equity method investees					[1]
Capital Investments						23,814
Return of capital						(398)
Chunyu [Member]
Name of the limited partnerships
Effective interests to the equity method investees		89.95%	[2]
Capital Investments		¥ 17,990
Return of capital
Shenzhen Chenji Zhaozhao Technology Co., Ltd. (“Chenji Zhaozhao”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees					[1]
Shanghai Tinghaozhu Space Design Co., Ltd. (“Tinghaozhu Space”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees					[1]
Suzhou Tinghaozhu Technology Co., Ltd. (“Suzhou Tinghaozhu”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		30.00%	[3]
Shanghai Nuancheng Network Technology Co., Ltd. (“Shanghai Nuancheng”)[Member]
Name of the limited partnerships
Effective interests to the equity method investees		30.00%	[3]
Shenzhen Duoduo Robot Technology Co., Ltd. (“Duoduo Robot”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		32.00%	[3]
Shenzhen Fangdd Technology Environmental Engineering Co., Ltd. (“Shenzhen Technology”)[Member]
Name of the limited partnerships
Effective interests to the equity method investees		32.00%	[3]
Shanghai Fangdd Environmental Technology Development Co., Ltd. (“Shanghai Technology”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		32.00%	[3]		[2]
Shenzhen Duoduoyijie Intelligent Technology Co., Ltd. (“Duoduoyijie”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		16.00%	[3]		[2]
Jiushen [Member]
Name of the limited partnerships
Capital Investments						6,350
Return of capital				(9,850)		(18,500)
Longshu Tianye [Member]
Name of the limited partnerships
Capital Investments
Return of capital				(663)
Jiuzhen [Member]
Name of the limited partnerships
Capital Investments
Return of capital						(414)
Derong [Member]
Name of the limited partnerships
Capital Investments
Return of capital						(1)
Chenji Zhaozhao [Member]
Name of the limited partnerships
Capital Investments						2,190
Return of capital				(2,190)
Tinghaozhu Space [Member]
Name of the limited partnerships
Capital Investments						800
Return of capital
Suzhou Tinghaozhu [Member]
Name of the limited partnerships
Effective interests to the equity method investees		30.00%
Capital Investments		¥ 150
Return of capital
Shanghai Nuancheng [Member]
Name of the limited partnerships
Capital Investments		150
Return of capital
Duoduo Robot [Member]
Name of the limited partnerships
Effective interests to the equity method investees		32.00%
Capital Investments		¥ 3,000
Return of capital

[1]	During the year ended December 31, 2023, the Group fully disposed its equity interests in Fangjin, Muju, Chenji Zhaozhao and Tinghaozhu Space through share transfer and company deregistration. During the year ended December 31, 2024, the Group fully disposed its equity interests in Qixing through company deregistration.
[2]	The Group invested in Chunyu during the year ended December 31, 2024. The Group does not have controlling financial interests over the investee, but has ability to exercise significant influence over its financial and operating policies accounting for 89.95% of its total equity.
[3]	The Group also invested in Suzhou Tinghaozhu, Shanghai Nuancheng and Duoduo Robot during the year ended December 31, 2024. The Group does not have controlling financial interests over these investees, but has ability to exercise significant influence over their financial and operating policies accounting for 30%, 30% and 32% of their total equity, respectively. Shenzhen Technology and Shanghai Technology are wholly-owned subsidiaries of Duoduo Robot. Duoduoyijie is also a subsidiary of Duoduo Robot, in which Duoduo Robot has 51% equity interests.